Financial Risk Management (Details 5) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of Financial Risk Management [Line Items]
Bank overdrafts	$ 0	$ 0	$ 0	$ 18,064
Total	52,121	68,998	77,593	56,273
Floating interest rate [member]
Disclosure of Financial Risk Management [Line Items]
Bank overdrafts	0	0	0	14,481
Working capital financing bank facility	22,489	31,710	32,877	3,387
Convertible notes	1,740	16,474	0	0
Borrowings	16,000	16,000	16,000	17,841
Total	$ 40,229	$ 64,184	$ 48,877	$ 35,709